Summary of Significant Accounting Policies - Property and Equipment (Details)	Sep. 30, 2025
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Machinery, equipment, and other | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery, equipment, and other | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Software development costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software development costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years